T. ROWE PRICE Institutional High Yield Fund
August 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  3.8% (1)
Airlines  0.1%
AAdvantage Loyalty IP, FRN, 3M
TSFR + 4.75%, 4/20/28 (2) 2,210 2,285
2,285
Broadcasting  0.1%
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 15.154%, 10/11/29 (3) 1,550 1,542
1,542
Cable Operators  0.3%
CSC Holdings, FRN, 1M TSFR +
4.50%, 9.837%, 1/18/28  2,678 2,551
Radiate Holdco, FRN, 1M TSFR +
3.25%, 8.611%, 9/25/26  4,231 3,387
5,938
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M
TSFR + 4.25%, 9.704%, 4/23/29  4,002 3,929
3,929
Energy  0.2%
Prairie ECI Acquiror, FRN, 1M TSFR
+ 4.75%, 9.997%, 8/1/29  2,906 2,904
2,904
Financial  0.7%
Truist Insurance Holdings, FRN, 3M
TSFR + 4.75%, 10.085%, 5/6/32  11,920 12,097
12,097
Information Technology  0.4%
RealPage, FRN, 1M TSFR + 6.50%,
11.861%, 4/23/29  7,782 7,363
7,363
Services  0.7%
Ascend Learning, FRN, 1M TSFR +
5.75%, 11.097%, 12/10/29  7,830 7,497
CoreLogic, FRN, 1M TSFR + 6.50%,
11.861%, 6/4/29  5,055 4,880
12,377
Wireless Communications  1.1%
Asurion, FRN, 1M TSFR + 5.25%,
10.611%, 1/31/28  16,599 15,479
Asurion, FRN, 1M TSFR + 5.25%,
10.611%, 1/20/29  4,843 4,466
19,945
Total Bank Loans (Cost $70,621) 68,380
COMMON STOCKS  0.7%
Gaming  0.0%
New Cotai Participation, Class B (3)
(4)(5) — —
—
Health Care  0.2%
Becton Dickinson & Company  13 3,260
3,260
Par/Shares $ Value
(Amounts in 000s)
‡
Manufacturing  0.1%
Enpro  11 1,698
1,698
Metals & Mining  0.3%
Constellium (3) 249 4,182
Freeport-McMoRan  35 1,542
5,724
Other Telecommunications  0.1%
Ciena (3) 45 2,618
2,618
Total Common Stocks (Cost
$13,109) 13,300
CONVERTIBLE BONDS  0.3%
Automotive  0.3%
Rivian Automotive, 4.625%, 3/15/29  4,635 4,664
Total Convertible Bonds (Cost
$5,041) 4,664
CONVERTIBLE PREFERRED STOCKS  0.0%
Forest Products  0.0%
Smurfit-Stone Container, Series A,
EC, 7.00%, 2/15/27, Cost $3 (3)(4)(6) 8 —
Total Convertible Preferred Stocks
(Cost $3) —
CORPORATE BONDS  91.3%
Aerospace & Defense  2.0%
Spirit AeroSystems, 9.75%,
11/15/30 (5) 2,465 2,748
TransDigm, 5.50%, 11/15/27  1,506 1,493
TransDigm, 6.375%, 3/1/29 (5) 3,075 3,160
TransDigm, 6.625%, 3/1/32 (5) 6,155 6,393
TransDigm, 6.75%, 8/15/28 (5) 4,455 4,572
TransDigm, 6.875%, 12/15/30 (5) 11,750 12,235
TransDigm, 7.125%, 12/1/31 (5) 4,799 5,063
35,664
Airlines  0.9%
American Airlines, 5.75%, 4/20/29 (5) 6,600 6,468
American Airlines Group, 10.75%,
2/15/26, (10.75% Cash or 11.5%
PIK) (5)(7) 2,100 2,207
American Airlines Group, 10.75%,
2/15/26, (10.75% Cash or 12%
PIK) (5)(7) 400 420
United Airlines, 4.625%, 4/15/29 (5) 6,730 6,394
15,489
Automotive  4.6%
Adient Global Holdings, 8.25%,
4/15/31 (5)(8) 4,805 5,105

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Benteler International, 10.50%,
5/15/28 (5) 1,665 1,765
Clarios Global, 8.50%, 5/15/27 (5) 8,075 8,156
Dana, 5.625%, 6/15/28  2,475 2,438
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR) (5) 3,379 4,034
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR)  770 919
Ford Motor, 9.625%, 4/22/30  3,260 3,859
Global Auto Holdings, 8.375%,
1/15/29 (5) 1,320 1,303
Global Auto Holdings, 8.75%,
1/15/32 (5) 3,175 3,044
Goodyear Tire & Rubber, 5.25%,
4/30/31 (8) 1,965 1,773
Goodyear Tire & Rubber, 5.625%,
4/30/33 (8) 1,830 1,610
Mavis Tire Express Services Topco,
6.50%, 5/15/29 (5) 4,325 4,163
Phinia, 6.75%, 4/15/29 (5) 1,820 1,861
Rivian Holdings, FRN, 6M TSFR +
6.053%, 11.359%, 10/15/26 (5) 21,510 21,618
Tenneco, 8.00%, 11/17/28 (5) 3,800 3,553
Velocity Vehicle Group, 8.00%,
6/1/29 (5) 1,805 1,873
Wand NewCo 3, 7.625%, 1/30/32 (5) 5,400 5,656
ZF North America Capital, 6.75%,
4/23/30 (5) 2,550 2,614
ZF North America Capital, 6.875%,
4/14/28 (5) 1,020 1,051
ZF North America Capital, 6.875%,
4/23/32 (5) 3,440 3,560
ZF North America Capital, 7.125%,
4/14/30 (5) 1,345 1,409
81,364
Broadcasting  4.2%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (5)(8) 3,540 2,974
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (5) 6,425 5,590
Clear Channel Outdoor Holdings,
7.875%, 4/1/30 (5) 2,775 2,886
Clear Channel Outdoor Holdings,
9.00%, 9/15/28 (5)(8) 5,785 6,147
CMG Media, 8.875%, 12/15/27 (5) 7,755 4,110
Gray Television, 5.375%, 11/15/31 (5) 1,406 798
Gray Television, 7.00%, 5/15/27 (5)
(8) 3,890 3,734
Lamar Media, 4.00%, 2/15/30  473 441
Lamar Media, 4.875%, 1/15/29  4,327 4,240
Neptune Bidco U.S., 9.29%,
4/15/29 (5) 6,014 6,007
Outfront Media Capital, 7.375%,
2/15/31 (5) 1,200 1,269
Sirius XM Radio, 4.00%, 7/15/28 (5) 7,600 7,106
Sirius XM Radio, 4.125%, 7/1/30 (5) 4,905 4,402
Sirius XM Radio, 5.00%, 8/1/27 (5) 5,842 5,711
Stagwell Global, 5.625%, 8/15/29 (5) 9,340 8,861
Par/Shares $ Value
(Amounts in 000s)
‡
Townsquare Media, 6.875%,
2/1/26 (5)(8) 1,695 1,682
Univision Communications, 7.375%,
6/30/30 (5) 3,590 3,437
Univision Communications, 8.00%,
8/15/28 (5) 4,725 4,760
Univision Communications, 8.50%,
7/31/31 (5) 1,640 1,630
75,785
Building & Real Estate  0.9%
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (5) 4,535 4,580
Howard Hughes, 4.125%, 2/1/29 (5) 4,450 4,072
Howard Hughes, 4.375%, 2/1/31 (5) 2,385 2,146
Howard Hughes, 5.375%, 8/1/28 (5) 3,670 3,560
Miller Homes Group Finco, 7.00%,
5/15/29 (GBP) (5) 1,135 1,428
15,786
Building Products  1.8%
Advanced Drainage Systems,
6.375%, 6/15/30 (5) 3,865 3,913
Beacon Roofing Supply, 6.50%,
8/1/30 (5) 1,080 1,108
Builders FirstSource, 6.375%,
6/15/32 (5) 1,621 1,666
Builders FirstSource, 6.375%,
3/1/34 (5) 2,640 2,699
Miter Brands Acquisition Holdco,
6.75%, 4/1/32 (5) 4,390 4,489
New Enterprise Stone & Lime,
5.25%, 7/15/28 (5) 3,890 3,754
Specialty Building Products Holdings,
6.375%, 9/30/26 (5) 2,533 2,517
Summit Materials, 5.25%, 1/15/29 (5) 6,425 6,329
Summit Materials, 6.50%, 3/15/27 (5) 3,645 3,650
Summit Materials, 7.25%, 1/15/31 (5) 2,090 2,197
32,322
Cable Operators  4.9%
Altice Financing, 5.75%, 8/15/29 (5) 5,240 4,041
Altice Financing, 9.625%, 7/15/27 (5) 487 463
Altice France Holding, 6.00%,
2/15/28 (5) 13,200 4,158
Altice France Holding, 10.50%,
5/15/27 (5) 10,395 4,106
C&W Senior Finance, 6.875%,
9/15/27 (5) 4,400 4,336
CCO Holdings, 4.50%, 6/1/33 (5) 7,160 5,970
CCO Holdings, 4.75%, 2/1/32 (5) 3,180 2,767
CCO Holdings, 6.375%, 9/1/29 (5) 15,683 15,448
CCO Holdings, 7.375%, 3/1/31 (5) 10,315 10,470
CSC Holdings, 6.50%, 2/1/29 (5) 3,810 2,867
CSC Holdings, 7.50%, 4/1/28 (5) 2,970 1,492
CSC Holdings, 11.25%, 5/15/28 (5) 1,730 1,531
CSC Holdings, 11.75%, 1/31/29 (5) 6,270 5,533
Directv Financing, 5.875%,
8/15/27 (5) 3,580 3,459
DISH DBS, 5.25%, 12/1/26 (5) 4,255 3,659

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
DISH DBS, 5.75%, 12/1/28 (5) 917 697
DISH DBS, 7.375%, 7/1/28  3,005 1,548
DISH DBS, 7.75%, 7/1/26  4,355 2,940
GCI, 4.75%, 10/15/28 (5) 1,101 1,045
LCPR Senior Secured Financing,
6.75%, 10/15/27 (5) 1,067 968
Midcontinent Communications,
8.00%, 8/15/32 (5) 3,575 3,557
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (5) 8,055 7,028
88,083
Chemicals  2.9%
Avient, 7.125%, 8/1/30 (5) 6,358 6,612
Axalta Coating Systems Dutch
Holding B, 7.25%, 2/15/31 (5) 1,925 2,038
Celanese U.S. Holdings, 6.55%,
11/15/30  1,600 1,712
Celanese U.S. Holdings, 6.70%,
11/15/33  5,875 6,337
CVR Partners, 6.125%, 6/15/28 (5) 6,714 6,487
GPD, 10.125%, 4/1/26 (5) 5,130 4,470
Methanex, 5.125%, 10/15/27  1,645 1,614
Methanex, 5.25%, 12/15/29  1,625 1,593
Methanex, 5.65%, 12/1/44  1,345 1,204
Vibrantz Technologies, 9.00%,
2/15/30 (5) 4,695 4,278
Windsor Holdings III, 8.50%,
6/15/30 (5) 6,420 6,837
WR Grace Holdings, 5.625%,
8/15/29 (5) 5,900 5,472
WR Grace Holdings, 7.375%,
3/1/31 (5) 3,326 3,447
52,101
Consumer Products  0.3%
Kontoor Brands, 4.125%,
11/15/29 (5) 2,235 2,098
Life Time, 8.00%, 4/15/26 (5) 4,049 4,090
6,188
Container  1.2%
Ball, 6.00%, 6/15/29  5,735 5,893
Ball, 6.875%, 3/15/28  6,480 6,682
Clydesdale Acquisition Holdings,
8.75%, 4/15/30 (5) 2,690 2,683
Sealed Air, 5.00%, 4/15/29 (5) 1,575 1,542
Sealed Air, 6.125%, 2/1/28 (5) 1,785 1,803
Sealed Air, 6.875%, 7/15/33 (5) 239 255
Sealed Air, 7.25%, 2/15/31 (5) 2,200 2,313
Trident TPI Holdings, 12.75%,
12/31/28 (5) 1,100 1,204
22,375
Energy  13.9%
Aethon United BR, 8.25%,
2/15/26 (5) 8,180 8,262
AmeriGas Partners, 9.375%,
6/1/28 (5) 4,127 4,333
Antero Resources, 7.625%,
2/1/29 (5) 795 820
Par/Shares $ Value
(Amounts in 000s)
‡
Chesapeake Energy, 6.75%,
4/15/29 (5) 7,425 7,527
Civitas Resources, 8.375%,
7/1/28 (5) 1,670 1,756
Civitas Resources, 8.625%,
11/1/30 (5) 1,840 1,996
Civitas Resources, 8.75%, 7/1/31 (5) 2,465 2,659
Comstock Resources, 5.875%,
1/15/30 (5) 3,490 3,289
Comstock Resources, 6.75%,
3/1/29 (5)(8) 6,070 5,949
Crescent Energy Finance, 7.375%,
1/15/33 (5) 6,168 6,307
Crescent Energy Finance, 7.625%,
4/1/32 (5) 3,810 3,929
Crescent Energy Finance, 9.25%,
2/15/28 (5) 6,670 7,054
DCP Midstream Operating, 6.75%,
9/15/37 (5) 3,955 4,380
Diamond Foreign Asset, 8.50%,
10/1/30 (5) 3,230 3,404
Endeavor Energy Resources, 5.75%,
1/30/28 (5) 2,798 2,847
Energy Transfer, 7.375%, 2/1/31 (5) 3,165 3,359
Ferrellgas, 5.875%, 4/1/29 (5) 4,115 3,858
Gulfport Energy, 8.00%, 5/17/26 (5) 2,875 2,918
Hilcorp Energy I, 5.75%, 2/1/29 (5) 2,110 2,089
Hilcorp Energy I, 6.00%, 4/15/30 (5) 1,395 1,388
Hilcorp Energy I, 6.00%, 2/1/31 (5) 2,570 2,541
Hilcorp Energy I, 6.25%, 4/15/32 (5) 2,666 2,656
Hilcorp Energy I, 6.875%, 5/15/34 (5) 5,435 5,483
Hilcorp Energy I, 8.375%, 11/1/33 (5) 5,350 5,845
Kinetik Holdings, 5.875%, 6/15/30 (5) 8,620 8,642
Kinetik Holdings, 6.625%,
12/15/28 (5) 6,864 7,061
Magnolia Oil & Gas Operating,
6.00%, 8/1/26 (5) 5,005 4,955
Matador Resources, 6.50%,
4/15/32 (5) 2,390 2,420
NGL Energy Operating, 8.125%,
2/15/29 (5) 1,945 1,981
NGL Energy Operating, 8.375%,
2/15/32 (5) 5,760 5,918
Occidental Petroleum, 6.20%,
3/15/40  5,030 5,244
Occidental Petroleum, 7.95%,
6/15/39  3,925 4,749
Permian Resources Operating,
6.25%, 2/1/33 (5) 2,940 3,013
Permian Resources Operating,
7.00%, 1/15/32 (5) 3,165 3,315
Permian Resources Operating,
9.875%, 7/15/31 (5) 3,165 3,529
Prairie Acquiror, 9.00%, 8/1/29 (5) 1,870 1,949
Range Resources, 4.75%,
2/15/30 (5) 1,755 1,678
Range Resources, 8.25%, 1/15/29  1,520 1,573
Seadrill Finance, 8.375%, 8/1/30 (5) 5,317 5,609

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Solaris Midstream Holdings, 7.625%,
4/1/26 (5) 2,080 2,090
South Bow Canadian Infrastructure
Holdings, VR, 7.50%, 3/1/55 (5)(9) 595 613
South Bow Canadian Infrastructure
Holdings, VR, 7.625%, 3/1/55 (5)(9) 430 439
Southwestern Energy, 4.75%, 2/1/32  9,280 8,781
Southwestern Energy, 5.375%,
3/15/30  2,860 2,828
Sunoco, 7.00%, 5/1/29 (5) 3,620 3,780
Sunoco, 7.25%, 5/1/32 (5) 5,943 6,285
Tallgrass Energy Partners, 6.00%,
12/31/30 (5) 4,320 4,109
Tallgrass Energy Partners, 6.00%,
9/1/31 (5) 4,175 3,945
Tallgrass Energy Partners, 7.375%,
2/15/29 (5) 3,530 3,601
Transocean, 6.80%, 3/15/38  4,550 3,845
Transocean, 8.25%, 5/15/29 (5) 1,460 1,475
Transocean, 8.50%, 5/15/31 (5) 3,460 3,503
Transocean, 8.75%, 2/15/30 (5) 4,555 4,806
Transocean Aquila, 8.00%,
9/30/28 (5) 1,730 1,769
Valaris, 8.375%, 4/30/30 (5) 2,475 2,577
Venture Global Calcasieu Pass,
6.25%, 1/15/30 (5) 8,300 8,611
Venture Global LNG, 8.125%,
6/1/28 (5) 4,295 4,494
Venture Global LNG, 8.375%,
6/1/31 (5) 14,785 15,709
Venture Global LNG, 9.50%,
2/1/29 (5) 4,040 4,550
Vermilion Energy, 6.875%, 5/1/30 (5) 3,645 3,659
247,754
Entertainment & Leisure  5.4%
Carnival, 6.00%, 5/1/29 (5)(8) 300 301
Carnival, 7.00%, 8/15/29 (5) 2,240 2,355
Carnival, 7.625%, 3/1/26 (5) 11,680 11,782
Carnival, 10.50%, 6/1/30 (5) 8,030 8,682
Cedar Fair, 5.25%, 7/15/29  3,706 3,641
Churchill Downs, 5.75%, 4/1/30 (5) 4,960 4,910
Cinemark USA, 5.25%, 7/15/28 (5)(8) 3,530 3,459
Cinemark USA, 7.00%, 8/1/32 (5) 5,300 5,499
Inter Media & Communication,
6.75%, 2/9/27 (EUR) (8) 2,424 2,674
Merlin Entertainments Group U.S.
Holdings, 7.375%, 2/15/31 (5) 4,800 4,782
Motion Finco, 7.375%, 6/15/30
(EUR) (5) 2,245 2,495
Motion Finco, 7.375%, 6/15/30 (EUR)  1,575 1,750
NCL, 5.875%, 3/15/26 (5) 3,107 3,091
NCL, 5.875%, 2/15/27 (5) 2,145 2,148
NCL, 7.75%, 2/15/29 (5)(8) 5,140 5,468
NCL, 8.125%, 1/15/29 (5) 1,514 1,618
NCL Finance, 6.125%, 3/15/28 (5) 1,390 1,400
Royal Caribbean Cruises, 5.50%,
4/1/28 (5) 2,975 2,994
Par/Shares $ Value
(Amounts in 000s)
‡
Royal Caribbean Cruises, 6.00%,
2/1/33 (5) 5,325 5,452
Royal Caribbean Cruises, 6.25%,
3/15/32 (5) 2,330 2,400
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (5) 6,445 6,203
Six Flags Entertainment, 5.50%,
4/15/27 (5) 4,280 4,243
Six Flags Entertainment, 6.625%,
5/1/32 (5) 2,500 2,569
Six Flags Entertainment, 7.25%,
5/15/31 (5) 6,745 6,981
96,897
Financial  10.7%
Acrisure, 7.50%, 11/6/30 (5) 5,970 6,134
Acrisure, 8.25%, 2/1/29 (5) 3,530 3,618
Acrisure, 8.50%, 6/15/29 (5) 4,305 4,456
Alliant Holdings Intermediate,
5.875%, 11/1/29 (5)(8) 2,170 2,108
Alliant Holdings Intermediate, 6.75%,
10/15/27 (5) 7,750 7,721
Alliant Holdings Intermediate, 7.00%,
1/15/31 (5) 10,348 10,671
AmWINS Group, 4.875%, 6/30/29 (5) 1,920 1,824
AmWINS Group, 6.375%, 2/15/29 (5) 1,745 1,784
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (5) 3,950 3,501
AssuredPartners, 7.50%, 2/15/32 (5) 4,410 4,498
Cobra AcquisitionCo, 6.375%,
11/1/29 (5) 3,175 2,489
GTCR AP Finance, 8.00%,
5/15/27 (5) 4,455 4,455
HUB International, 5.625%,
12/1/29 (5) 5,525 5,359
HUB International, 7.25%,
6/15/30 (5) 13,100 13,640
HUB International, 7.375%,
1/31/32 (5) 6,290 6,502
Jane Street Group, 4.50%,
11/15/29 (5) 2,518 2,398
Jane Street Group, 7.125%,
4/30/31 (5) 5,886 6,158
Jerrold Finco, 5.25%, 1/15/27 (GBP)  1,445 1,844
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (5) 4,725 4,985
Jones Deslauriers Insurance
Management, 10.50%, 12/15/30 (5) 2,125 2,306
Midcap Financial Issuer Trust,
5.625%, 1/15/30 (5) 3,145 2,850
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (5) 6,000 5,738
Navient, 4.875%, 3/15/28  4,740 4,503
Navient, 5.00%, 3/15/27 (8) 1,745 1,701
Navient, 5.50%, 3/15/29  4,350 4,138
Navient, 5.625%, 8/1/33  3,797 3,266
Navient, 9.375%, 7/25/30  6,100 6,603
Navient, 11.50%, 3/15/31  4,035 4,529
OneMain Finance, 5.375%, 11/15/29  1,915 1,838

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OneMain Finance, 7.125%, 11/15/31  4,600 4,646
OneMain Finance, 7.50%, 5/15/31  2,470 2,541
OneMain Finance, 7.875%, 3/15/30  3,025 3,154
OneMain Finance, 9.00%, 1/15/29  9,635 10,225
Panther Escrow Issuer, 7.125%,
6/1/31 (5) 8,595 8,950
PennyMac Financial Services,
4.25%, 2/15/29 (5) 5,340 5,046
PennyMac Financial Services,
7.125%, 11/15/30 (5) 4,345 4,399
PennyMac Financial Services,
7.875%, 12/15/29 (5) 3,852 4,078
PROG Holdings, 6.00%, 11/15/29 (5) 5,335 5,175
Ryan Specialty, 4.375%, 2/1/30 (5) 1,485 1,411
Starwood Property Trust, 4.375%,
1/15/27 (5) 2,965 2,876
United Wholesale Mortgage, 5.50%,
4/15/29 (5) 2,095 2,040
United Wholesale Mortgage, 5.75%,
6/15/27 (5) 4,390 4,374
190,532
Food  1.0%
B&G Foods, 8.00%, 9/15/28 (5) 1,610 1,668
BellRing Brands, 7.00%, 3/15/30 (5) 3,825 3,959
Chobani, 7.625%, 7/1/29 (5) 3,350 3,509
Darling Ingredients, 6.00%,
6/15/30 (5) 4,180 4,206
Post Holdings, 6.25%, 2/15/32 (5) 2,075 2,122
Triton Water Holdings, 6.25%,
4/1/29 (5) 2,060 2,034
17,498
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (5) 2,715 2,640
Graphic Packaging International,
3.75%, 2/1/30 (5) 2,395 2,210
4,850
Gaming  4.1%
Caesars Entertainment, 6.50%,
2/15/32 (5) 2,345 2,404
Caesars Entertainment, 7.00%,
2/15/30 (5) 3,270 3,380
Caesars Entertainment, 8.125%,
7/1/27 (5) 8,555 8,737
Churchill Downs, 6.75%, 5/1/31 (5) 4,405 4,526
Cirsa Finance International, 4.50%,
3/15/27 (EUR) (5) 1,785 1,941
Cirsa Finance International, 6.50%,
3/15/29 (EUR) (5) 775 887
Cirsa Finance International,
10.375%, 11/30/27 (EUR) (5) 545 638
International Game Technology,
5.25%, 1/15/29 (5) 5,805 5,725
International Game Technology,
6.25%, 1/15/27 (5) 5,400 5,461
Light & Wonder International, 7.00%,
5/15/28 (5) 2,820 2,838
Light & Wonder International, 7.25%,
11/15/29 (5) 9,290 9,580
Par/Shares $ Value
(Amounts in 000s)
‡
Light & Wonder International, 7.50%,
9/1/31 (5) 1,595 1,681
Lottomatica, 7.125%, 6/1/28
(EUR) (5) 780 907
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (5) 3,700 3,515
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 1,929
Midwest Gaming Borrower, 4.875%,
5/1/29 (5) 3,215 3,066
Ontario Gaming GTA, 8.00%,
8/1/30 (5) 1,720 1,772
Playtika Holding, 4.25%, 3/15/29 (5) 2,985 2,686
Scientific Games Holdings, 6.625%,
3/1/30 (5) 3,605 3,551
Wynn Macau, 5.50%, 10/1/27 (5) 6,115 5,931
Wynn Resorts Finance, 5.125%,
10/1/29 (5) 2,640 2,574
Wynn Resorts Finance, 7.125%,
2/15/31 (5) 140 148
73,877
Health Care  8.1%
AthenaHealth Group, 6.50%,
2/15/30 (5)(8) 7,950 7,592
Avantor Funding, 4.625%, 7/15/28 (5) 8,930 8,685
Bausch + Lomb, 8.375%, 10/1/28 (5) 5,910 6,191
CHS, 5.25%, 5/15/30 (5) 2,180 1,946
CHS, 6.00%, 1/15/29 (5) 3,015 2,849
CHS, 6.125%, 4/1/30 (5) 2,835 2,218
CHS, 8.00%, 12/15/27 (5) 3,834 3,834
CHS, 10.875%, 1/15/32 (5) 3,520 3,802
Concentra Escrow Issuer, 6.875%,
7/15/32 (5) 1,735 1,815
DaVita, 6.875%, 9/1/32 (5) 5,280 5,399
IQVIA, 6.50%, 5/15/30 (5) 1,700 1,757
LifePoint Health, 5.375%, 1/15/29 (5) 1,089 1,007
LifePoint Health, 9.875%, 8/15/30 (5) 557 610
LifePoint Health, 10.00%, 6/1/32 (5) 3,435 3,718
LifePoint Health, 11.00%,
10/15/30 (5) 9,395 10,569
Medline Borrower, 5.25%, 10/1/29 (5) 11,285 11,059
Medline Borrower, 6.25%, 4/1/29 (5) 10,755 11,064
Molina Healthcare, 4.375%,
6/15/28 (5) 3,455 3,317
MPT Operating Partnership, 5.00%,
10/15/27 (8) 3,220 2,725
Organon, 5.125%, 4/30/31 (5)(8) 3,850 3,600
Star Parent, 9.00%, 10/1/30 (5) 3,907 4,171
Tenet Healthcare, 4.375%, 1/15/30  4,600 4,382
Tenet Healthcare, 6.125%, 10/1/28  9,635 9,647
Tenet Healthcare, 6.125%, 6/15/30  6,495 6,576
Tenet Healthcare, 6.75%, 5/15/31  2,580 2,670
Tenet Healthcare, 6.875%, 11/15/31  3,250 3,522
Teva Pharmaceutical Finance,
6.15%, 2/1/36  967 994
Teva Pharmaceutical Finance
Netherlands III, 5.125%, 5/9/29  7,885 7,816

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  5,690 5,925
Teva Pharmaceutical Finance
Netherlands III, 7.875%, 9/15/29  2,430 2,676
Teva Pharmaceutical Finance
Netherlands III, 8.125%, 9/15/31  3,085 3,525
145,661
Information Technology  5.4%
Capstone Borrower, 8.00%,
6/15/30 (5) 4,970 5,212
Carvana, 13.00%, 6/1/30, (11.00%
Cash or 13.00% PIK) (5)(7) 1,763 1,886
Carvana, 14.00%, 6/1/31, (14.00%
PIK) (5)(7) 1,739 1,978
Central Parent, 7.25%, 6/15/29 (5) 5,440 5,467
Central Parent, 8.00%, 6/15/29 (5) 3,150 3,260
Cloud Software Group, 6.50%,
3/31/29 (5) 6,310 6,223
Cloud Software Group, 8.25%,
6/30/32 (5) 4,295 4,488
Cloud Software Group, 9.00%,
9/30/29 (5) 15,335 15,431
Dye & Durham, 8.625%, 4/15/29 (5) 4,450 4,645
Entegris, 5.95%, 6/15/30 (5) 8,390 8,474
Gen Digital, 7.125%, 9/30/30 (5)(8) 4,975 5,199
Go Daddy Operating, 5.25%,
12/1/27 (5) 1,690 1,679
Match Group Holdings II, 3.625%,
10/1/31 (5) 3,185 2,831
Match Group Holdings II, 4.125%,
8/1/30 (5) 5,845 5,363
Match Group Holdings II, 4.625%,
6/1/28 (5) 1,935 1,855
Match Group Holdings II, 5.00%,
12/15/27 (5) 1,965 1,923
Match Group Holdings II, 5.625%,
2/15/29 (5)(8) 995 989
McAfee, 7.375%, 2/15/30 (5) 10,185 9,739
ROBLOX, 3.875%, 5/1/30 (5) 2,815 2,583
SS&C Technologies, 6.50%,
6/1/32 (5) 2,325 2,395
Twilio, 3.625%, 3/15/29  1,695 1,566
Twilio, 3.875%, 3/15/31  3,025 2,768
95,954
Lodging  0.9%
Hilton Domestic Operating, 4.00%,
5/1/31 (5) 3,995 3,690
Hilton Domestic Operating, 6.125%,
4/1/32 (5) 1,905 1,953
Park Intermediate Holdings, 4.875%,
5/15/29 (5) 2,415 2,303
Park Intermediate Holdings, 5.875%,
10/1/28 (5) 1,900 1,886
Park Intermediate Holdings, 7.00%,
2/1/30 (5) 1,285 1,317
RHP Hotel Properties, 4.50%,
2/15/29 (5) 3,875 3,720
Par/Shares $ Value
(Amounts in 000s)
‡
RHP Hotel Properties, 7.25%,
7/15/28 (5) 475 493
15,362
Manufacturing  1.4%
Arcosa, 6.875%, 8/15/32 (5) 1,280 1,329
Hillenbrand, 3.75%, 3/1/31  2,270 2,009
Madison IAQ, 4.125%, 6/30/28 (5) 4,840 4,586
Madison IAQ, 5.875%, 6/30/29 (5) 2,775 2,640
Mueller Water Products, 4.00%,
6/15/29 (5) 4,885 4,586
Sensata Technologies, 4.00%,
4/15/29 (5) 4,685 4,398
Sensata Technologies, 5.875%,
9/1/30 (5) 3,655 3,641
Stevens Holding, 6.125%, 10/1/26 (5) 1,670 1,662
24,851
Metals & Mining  1.9%
Arsenal AIC Parent, 8.00%,
10/1/30 (5) 2,813 3,017
Arsenal AIC Parent, 11.50%,
10/1/31 (5) 3,270 3,691
ATI, 5.125%, 10/1/31  1,970 1,886
ATI, 7.25%, 8/15/30  1,490 1,576
Big River Steel, 6.625%, 1/31/29 (5) 4,464 4,486
Carpenter Technology, 7.625%,
3/15/30  767 792
Constellium, 6.375%, 8/15/32 (5)(8) 1,765 1,792
ERO Copper, 6.50%, 2/15/30 (5) 2,500 2,448
Hecla Mining, 7.25%, 2/15/28  7,414 7,497
Hudbay Minerals, 6.125%, 4/1/29 (5) 3,455 3,491
Novelis, 4.75%, 1/30/30 (5) 3,725 3,557
34,233
Other Telecommunications  0.8%
Frontier Communications Holdings,
8.75%, 5/15/30 (5) 3,350 3,526
Iliad Holding, 8.50%, 4/15/31 (5) 795 843
Level 3 Financing, 10.75%,
12/15/30 (5) 2,180 2,346
Level 3 Financing, 11.00%,
11/15/29 (5) 7,011 7,668
14,383
Real Estate Investment Trust
Securities  0.8%
Necessity Retail REIT, 4.50%,
9/30/28 (5) 6,090 5,580
Service Properties Trust, 8.625%,
11/15/31 (5) 8,190 8,743
14,323
Restaurants  0.5%
Yum! Brands, 5.35%, 11/1/43  3,890 3,734
Yum! Brands, 6.875%, 11/15/37  4,325 4,801
8,535
Retail  0.6%
Bath & Body Works, 6.625%,
10/1/30 (5) 7,580 7,656
Bath & Body Works, 6.694%,
1/15/27 (8) 350 358

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Bath & Body Works, 7.50%, 6/15/29  2,115 2,181
Bath & Body Works, 9.375%,
7/1/25 (5) 795 816
Linens 'n Things, VR, EC, 8.338%,
1/15/20 (3)(4) 1,050 —
11,011
Satellites  0.8%
Connect Finco, 6.75%, 10/1/26 (5) 4,280 4,242
Hughes Satellite Systems, 6.625%,
8/1/26  1,792 968
Intelsat Jackson Holdings, 6.50%,
3/15/30 (5) 2,755 2,652
Viasat, 5.625%, 4/15/27 (5) 4,170 3,951
Viasat, 7.50%, 5/30/31 (5)(8) 2,420 1,839
13,652
Services  5.7%
Albion Financing 1, 6.125%,
10/15/26 (5) 3,725 3,688
Albion Financing 2, 8.75%,
4/15/27 (5)(8) 1,845 1,873
Allied Universal Holdco, 6.00%,
6/1/29 (5)(8) 2,935 2,605
Allied Universal Holdco, 7.875%,
2/15/31 (5) 4,937 5,011
Allied Universal Holdco, 9.75%,
7/15/27 (5) 9,130 9,130
Boost Newco Borrower, 7.50%,
1/15/31 (5) 10,011 10,649
eG Global Finance, 12.00%,
11/30/28 (5) 3,360 3,612
Fair Isaac, 4.00%, 6/15/28 (5) 4,680 4,452
Fortress Intermediate 3, 7.50%,
6/1/31 (5) 2,990 3,095
GFL Environmental, 6.75%,
1/15/31 (5) 2,525 2,636
H&E Equipment Services, 3.875%,
12/15/28 (5) 8,265 7,645
Itelyum Regeneration, 4.625%,
10/1/26 (EUR) (5) 530 575
Loxam, 6.375%, 5/31/29 (EUR) (5) 1,020 1,181
Ritchie Bros Holdings, 6.75%,
3/15/28 (5) 1,730 1,778
Ritchie Bros Holdings, 7.75%,
3/15/31 (5) 2,345 2,486
Sabre GLBL, 11.25%, 12/15/27 (5)(8) 1,825 1,852
TK Elevator Holdco, 6.625%, 7/15/28
(EUR)  5,315 5,752
TK Elevator U.S. Newco, 5.25%,
7/15/27 (5) 6,760 6,633
UKG, 6.875%, 2/1/31 (5) 16,695 17,279
United Rentals North America,
3.75%, 1/15/32  1,630 1,467
United Rentals North America,
3.875%, 2/15/31  3,405 3,145
United Rentals North America,
6.125%, 3/15/34 (5) 1,730 1,762
Williams Scotsman, 6.625%,
6/15/29 (5) 1,670 1,712
Par/Shares $ Value
(Amounts in 000s)
‡
Williams Scotsman, 7.375%,
10/1/31 (5) 2,172 2,275
102,293
Supermarkets  0.1%
Iceland Bondco, 4.625%, 3/15/25
(GBP)  128 166
Iceland Bondco, 10.875%, 12/15/27
(GBP) (5) 545 768
Iceland Bondco, FRN, 3M EURIBOR
+ 5.50%, 9.042%, 12/15/27 (EUR) (5) 555 624
1,558
Transportation  0.3%
Genesee & Wyoming, 6.25%,
4/15/32 (5) 2,865 2,922
Watco, 7.125%, 8/1/32 (5) 3,060 3,156
6,078
Utilities  4.9%
Calpine, 4.50%, 2/15/28 (5) 2,020 1,949
Calpine, 5.00%, 2/1/31 (5) 4,370 4,179
Calpine, 5.125%, 3/15/28 (5) 7,425 7,221
HA Sustainable Infrastructure
Capital, 6.375%, 7/1/34 (5) 2,170 2,192
HAT Holdings I, 8.00%, 6/15/27 (5) 3,436 3,595
NRG Energy, VR, 10.25% (5)(9)(10) 1,404 1,560
PG&E, 5.00%, 7/1/28  7,115 6,973
PG&E, 5.25%, 7/1/30  6,355 6,228
Talen Energy Supply, 8.625%,
6/1/30 (5) 11,514 12,406
Terraform Global Operating, 6.125%,
3/1/26 (5) 3,955 3,925
TerraForm Power Operating, 5.00%,
1/31/28 (5) 5,091 4,976
TransAlta, 7.75%, 11/15/29  1,215 1,279
Vistra, VR, 7.00% (5)(9)(10) 1,797 1,813
Vistra, VR, 8.00% (5)(9)(10) 10,575 10,905
Vistra, Series C, VR, 8.875% (5)(9)
(10) 8,175 8,653
Vistra Operations, 7.75%,
10/15/31 (5) 8,370 8,904
86,758
Total Corporate Bonds (Cost
$1,632,574) 1,631,217
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO,
VR, 11/1/43 (11) 13,489 8,531
Total Municipal Securities (Cost
$7,343) 8,531

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
SHORT-TERM INVESTMENTS  1.8%
Money Market Funds  1.8%
T. Rowe Price Government Reserve
Fund, 5.34% (12)(13) 31,624 31,624
Total Short-Term Investments
(Cost $31,624) 31,624
SECURITIES LENDING COLLATERAL  3.0%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH
JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve
Fund, 5.34% (12)(13) 2,727 2,727
Total Investments in a Pooled
Account through Securities
Lending Program with JPMorgan
Chase Bank 2,727
Par/Shares $ Value
(Amounts in 000s)
‡
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 2.9%
Money Market Funds 2.9%
T. Rowe Price Government Reserve
Fund, 5.34% (12)(13) 51,752 51,752
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and Trust Company 51,752
Total Securities Lending Collateral
(Cost $54,479) 54,479
Total Investments in
Securities 101.4%
(Cost $1,814,794) $ 1,812,195
Other Assets Less Liabilities
(1.4)% (24,920)
Net Assets 100.0% $ 1,787,275
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of August 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) Level 3 in fair value hierarchy.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,393,315 and represents 78.0% of net assets.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $– and represents 0.0% of net assets.
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) All or a portion of this security is on loan at August 31, 2024.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro

T. ROWE PRICE Institutional High Yield Fund

.
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: CHS/Community Health Systems, Ca*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/26 * 2,184 (98) (87) (11)
Total Centrally Cleared Credit Default Swaps, Protection Sold (11)
Total Centrally Cleared Swaps (11)
Net payments (receipts) of variation margin to date 4
Variation margin receivable (payable) on centrally cleared swaps $ (7)
*
Credit ratings as of August 31, 2024. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then
Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/22/24 USD 5,983 EUR 5,375 $ 19
Goldman Sachs 10/25/24 USD 4,149 GBP 3,199 (54)
HSBC Bank 11/22/24 USD 12,006 EUR 10,750 78
Standard Chartered 11/22/24 USD 515 EUR 465 (1)
State Street 10/25/24 GBP 64 USD 83 1
State Street 11/22/24 USD 5,991 EUR 5,375 28
Net unrealized gain (loss) on open forward
currency exchange contracts $ 71

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.34% $ — $ — $ 475++
Totals $ —# $ — $ 475+
Supplementary Investment Schedule
Affiliate
Value
05/31/24
Purchase
Cost
Sales
Cost
Value
08/31/24
T. Rowe Price Government Reserve Fund, 5.34% $ 44,665  ¤  ¤ $ 86,103
Total $ 86,103^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $475 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $86,103.

T. ROWE PRICE Institutional High Yield Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional High Yield Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.

T. ROWE PRICE Institutional High Yield Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 81,575 $ — $ 81,575
Common Stocks 13,300 — — 13,300
Convertible Preferred Stocks — — — —
Corporate Bonds — 1,631,217 — 1,631,217
Short-Term Investments 31,624 — — 31,624
Securities Lending Collateral 54,479 — — 54,479
Total Securities 99,403 1,712,792 — 1,812,195
Forward Currency Exchange Contracts — 126 — 126
Total $ 99,403 $ 1,712,918 $ — $ 1,812,321
Liabilities
Swaps* $ — $ 11 $ — $ 11
Forward Currency Exchange Contracts — 55 — 55
Total $ — $ 66 $ — $ 66
1
Includes Bank Loans, Convertible Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying
Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Institutional High Yield Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
E137-054Q1 08/24